TAXATION - Deferred taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	$ (17)	$ 27
Exchange adjustment	10	(1)
Movement in income statement – current year	49	9
Movement in income statement – prior years	6	7
Movement in other comprehensive income	(2)	1
Movement in equity	(4)	1
Changes in tax rate	12	(3)
Acquisitions	7	(58)
Balance at the end of the period	61	(17)
Represented by:
Deferred tax assets	202	150
Deferred tax liabilities	(141)	(167)
Net asset position	61
Net liabilities position		(17)
Deferred tax assets, inventory	131
Deferred tax Assets, bad debt provisions	11
Deferred tax assets, provisions and other short-term temporary differences	61
Unused gross trading tax losses	771	219
Gross unused capital losses	109	104
Unused gross trading tax losses that expire	3
Accelerated tax depreciation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(37)	(52)
Movement in income statement – current year	(23)	19
Movement in income statement – prior years	(3)	(3)
Changes in tax rate	2	(1)
Balance at the end of the period	(61)	(37)
Intangibles
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(221)	(126)
Exchange adjustment		(1)
Movement in income statement – current year	20	11
Movement in income statement – prior years	3
Changes in tax rate	6	1
Acquisitions	(17)	(106)
Balance at the end of the period	(209)	(221)
Retirement benefit obligation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	7	5
Exchange adjustment	2
Movement in other comprehensive income	(4)	1
Changes in tax rate		1
Balance at the end of the period	5	7
Macrotexture
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	46	28
Movement in income statement – current year	51	(19)
Movement in income statement – prior years	3
Acquisitions	23	37
Balance at the end of the period	123	46
Inventory, provisions and other differences
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	188	172
Exchange adjustment	8
Movement in income statement – current year	1	(2)
Movement in income statement – prior years	3	10
Movement in other comprehensive income	2
Movement in equity	(4)	1
Changes in tax rate	4	(4)
Acquisitions	1	11
Balance at the end of the period	203	188
Represented by:
Deferred tax assets	203
Trading tax losses
Represented by:
Deferred tax assets	123	46
Non-trading tax losses
Represented by:
Trading and non-trading tax losses resulting in deferred tax assets	451	$ 116
Unused tax losses
Represented by:
Deferred tax assets	$ 0		$ 42
Minimium
Represented by:
Expiration period for unused trading tax losses	5 years